Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity

20. EQUITY

(a)	Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2017	221,867
Exercise of warrants	4,000
Exercise of share options	1,133
Common shares outstanding at December 31, 2017	227,000
Settlement of performance share units	1,024
Exercise of share options	407
Common shares outstanding at December 31, 2018	228,431

The Company’s authorized share capital consists of an unlimited number of common shares with no par value.

(b)	Share purchase warrants

At December 31, 2018, the Company had 3,000,000 share purchase warrants outstanding at an exercise price of $2.74 per share and with an expiry date of April 1, 2020. These warrants were issued in March, 2017 in connection with the silver stream purchase and sale agreement (Note 18).

(c)	Contributed surplus

Contributed surplus represents employee entitlements to equity settled share-based awards that have been charged to the statement of comprehensive income and loss in the periods during which the entitlements were accrued and have not yet been exercised.

(d)	Accumulated other comprehensive income (“AOCI”)

AOCI is comprised of the cumulative net change in the fair value of FVOCI financial assets and cumulative translation adjustments arising from the translation of foreign subsidiaries.